Note 9 - Rehabilitation Provisions (Tables)	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	November 30,	November 30,
	2022	2021
	($)	($)
Balance at the beginning of year	900	816
Accretion	19	4
Change in estimate	(145)	83
Foreign currency translation adjustments	17	(3)
Total	791	900

Rehabilitation provisions [member]
Statement Line Items [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
	November 30,	November 30,
	2022	2021
Undiscounted amount of estimated cash flows (US$)	235	235
Life expectancy (years)	3	4
Inflation rate	3.48%	6.90%
Discount rate	4.13%	0.81%
	November 30,	November 30,
	2022	2021
Undiscounted amount of estimated cash flows (CAD$)	490	490
Life expectancy (years)	3	2
Inflation rate	3.00%	4.90%
Discount rate	3.64%	0.98%